Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements

	Current Period
	Number	£000's
Brought Forward	531,146	55,837,865
Replenishment	0	0
Repurchased	(4,969)	(618,350)
Redemptions	(4,228)	(606,579)
Losses	(94)	(3,544)
Capitalised Interest	0	1,635	( * see below )
Other Movements	0	0
Carried Forward	521,855	54,611,027

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,947,968	185,935,867
Repurchased	(658,213)	(59,294,403)
Redemptions	(881,902)	(78,704,963)
Losses	(1,189)	(37,376)
Capitalised Interest	0	312,688	( * see above )
Other Movements	0	0
Carried Forward	521,855	54,611,027

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates ( ** see below )
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.09%	12.28%
3 Month	3.43%	13.04%
12 Month	13.14%	13.14%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.11%	11.09%
3 Month	3.51%	11.99%
12 Month	13.46%	13.46%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.19%	23.37%
3 Month	6.95%	25.02%
12 Month	26.59%	26.59%
** These rates have been calculated as per the method defined in the prospectus.
Asset Profiles
Weighted Average Seasoning	43.31	Months
Weighted Average Loan size	£104,647.89
Weighted Average LTV	67.79%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI)* ax HPI) *	65.73%		Original Loan and Indexed Original Valuation	69.38%
Weighted Average Indexed LTV (Nationwide HPI)* onwide HPI)*	66.15%		Original Loan and Indexed Original Valuation	67.08%
Weighted Average Remaining Term	17.41	Years

Product Type Analysis	£000's	%
Variable Rate	19,803,699	36.26%
Fixed Rate	18,622,106	34.10%
Tracker Rate	16,185,222	29.64%
	54,611,027	100.00%

As at 08 December 2009 approximately 17.14% of the loans were flexible loans
* These figures have been calculated on a new and improved valuation basis as per the Special Schedule issued along with the February, 2009 report. The latest AVM update was run in Q3 2009.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,369,500	6.17%
Interest Only	24,351,057	44.59%
Repayment	26,890,470	49.24%
	54,611,027	100.00%

As at 08 December 2009 approximately 35.67% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	27,813,396	50.93%
Remortgage	26,797,631	49.07%
	54,611,027	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,058	1,805,957	3.31%
East Midlands	27,711	2,419,292	4.43%
Greater London	90,709	12,715,947	23.28%
North	20,538	1,502,246	2.75%
North West	60,596	5,003,559	9.16%
Scotland	31,781	2,397,875	4.39%
South East	139,335	16,977,474	31.09%
South West	42,555	4,406,293	8.07%
Wales	24,458	1,945,093	3.56%
West Midlands	31,927	2,797,955	5.12%
Yorkshire and Humberside	32,629	2,589,413	4.74%
Unknown	558	49,923	0.09%
Total	521,855	54,611,027	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	42,881	1,584,349	2.90%	44.55
25.01 - 50.00	127,124	8,706,960	15.94%	47.85
50.01 - 75.00	201,826	23,621,490	43.25%	42.30
75.01 - 80.00	27,894	3,923,454	7.18%	40.66
80.01 - 85.00	44,475	6,896,741	12.63%	37.02
85.01 - 90.00	52,696	7,726,376	14.15%	40.66
90.01 - 95.00	24,959	2,151,657	3.94%	69.70
Total	521,855	54,611,027	100.00%	43.31

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	502,707	52,284,996	4,228	95.81%
1.00 - 1.99 months	9,322	1,148,126	7,380	2.10%
2.00 - 2.99 months	3,490	406,438	5,008	0.74%
3.00 - 3.99 months	1,851	213,130	3,734	0.39%
4.00 - 4.99 months	1,176	133,770	2,918	0.25%
5.00 - 5.99 months	694	77,746	2,052	0.14%
6.00 -11.99 months	1,700	199,941	7,146	0.37%
12 months and over	622	70,278	4,536	0.13%
Properties in Possession	293	37,075	2,525	0.07%
Total	521,855	54,571,500	39,527	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding 1	Funding 2	Seller
	£000's	£000's	£000's
Balance Brought Forward	12,764,420	28,258,152	14,815,293
Replenishment of Assets	0	0	0
Acquisition by Funding	0	0	0
Distribution of Principal Receipts	0	0	(1,224,929)
Allocation of Losses	(811)	(1,794)	(939)
Share of Capitalised Interest	374	828	433
Payment Re Capitalised Interest	(374)	(828)	1,202
Balance Carried Forward	12,763,609	28,256,358	13,591,060

Carried Forward Percentage	23.37185%	51.74112%	24.88703%

Minimum Seller Share	3,444,557	6.31%

Cash Accumulation Ledger
	Funding 1	Funding 2
	£000's	£000's
Brought Forward	840,301	600,678
Additional Amounts Accumulated	811	1,794
Payment of Notes	0	0
Carried Forward	841,112	602,472

Target Balance	839,465	600,000	payable on 15th January 2010
	-	-
	-	-
	-	-
	839,465	600,000

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
	Funding 1	Funding 2
Quarter to 15/10/09	0.7393%	0.8447%
Quarter to 15/07/09	1.3506%	0.0000%
Quarter to 15/04/09	0.3804%	0.0000%
Quarter to 15/01/09	1.8205%	0.0000%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Funding 1 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/10/09	£400,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/10/09	£400,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	2.94%	0.00%	0.00%	0.00%
Percentage of Funding Share	3.13%	0.00%	0.00%	0.00%

Funding 2 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/10/09	£1,000,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/10/09	£1,000,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.47%	0.00%	0.00%	0.00%
Percentage of Funding Share	3.54%	0.00%	0.00%	0.00%

Notes Outstanding
	Funding 1		Funding 2
	£000's	Enhancement	£000's	Enhancement
AAA Notes Outstanding	12,851,748	8.47%	26,757,830	10.75%
AA Notes Outstanding	281,474	6.40%	944,000	7.47%
A Notes Outstanding	158,706	5.24%	247,000	6.62%
BBB Notes Outstanding	312,283	2.94%	720,000	4.12%
BB Notes Outstanding	0	2.94%	190,000	3.47%
Total	13,604,211		28,858,830

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	299	42,209
Repossessed in Period	111	16,197
Sold in Period	(117)	(18,806)
Carried Forward	293	39,600

	Cumulative
	Number	£000's
Repossessed to date	3,408	374,135
Sold to date	(3,115)	(334,535)
Carried Forward	293	39,600

Repossession Sales Information
Average time Possession to Sale	106	Days
Average arrears at time of Sale	£7,389

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates.

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	0.56813%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	0.56813%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	0.74200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	0.56813%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	0.56813%	0.09%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	0.28438%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	0.56813%	0.09%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	0.28438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	0.74200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	0.56813%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	0.74200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	0.56813%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	0.74200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	0.56813%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	0.74200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	0.56813%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	0.28438%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	0.74200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	0.74200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	0.56813%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	0.28438%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	0.74200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	0.56813%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	0.28438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	0.74200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	0.56813%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	0.74200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	0.56813%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	0.74200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	0.56813%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	0.74200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	0.56813%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	0.28438%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.39571%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	0.28438%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	0.28438%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	0.74200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	0.56813%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	0.28438%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	0.74200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	0.56813%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	0.28438%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	0.74200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	0.56813%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	0.28438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	0.74200%	0.09%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	0.56813%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	0.28438%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	1.42600%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	1.24700%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	2.73800%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	0.56813%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	0.56813%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	0.56813%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	2.73800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	1.78200%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	1.42600%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	1.24700%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	0.56813%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	0.56813%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	0.56813%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£2,000,000,000	0.56813%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	0.56813%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	0.28438%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	0.56813%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	0.56813%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	0.56813%	0.90%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	1,018	-	-	-	-	-	-	-
07Q1	-	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	771	-	-	-	-
08Q2	-	-	388	-	600	715	-	-	-
08Q3	-	-	388	-	-	715	-	-	-
08Q4	-	1,272	-	-	-	-	-	-	-
09Q1	-	-	-	-	-	-	-	-	-
09Q2	-	-	342	-	-	-	-	-	-
09Q3	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	397	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
09Q4	-	-	-	-	-	-	-	-	-
10Q1	-	453	-	-	386	-	-	-	600
10Q2	-	453	-	-	386	1,664	-	-	500
10Q3	250	600	-	-	-	-	-	-	900
10Q4	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 10 November 2009 to 08 December 2009

All values are in thousands of pounds sterling unless otherwise stated